Stock-Based Compensation - Summary of Stock Option Activity Under the 2012 and 2013 Plans (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Options, Outstanding Beginning Balance	3,339,471	2,158,348
Number of Options, Granted		4,311,090
Number of Options, Exercised		(919)
Number of Options, Cancelled	(1,536,304)	(3,129,048)
Number of Options, Outstanding Ending Balance	1,803,167	3,339,471	2,158,348
Number of Options, Vested and expected to vest outstanding	1,766,323	3,314,542
Number of Options, Exercisable	1,723,797	1,603,725
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 1.03	$ 4.40
Weighted Average Exercise Price, Granted		1.21
Weighted Average Exercise Price, Exercised		2.56
Weighted Average Exercise Price, Cancelled	0.57	3.60
Weighted Average Exercise Price, Outstanding Ending Balance	1.03	1.03	$ 4.40
Weighted Average Exercise Price, Vested and expected to vest outstanding	1.41	1.03
Weighted Average Exercise Price, Exercisable	$ 1.37	$ 1.37
Weighted Average Remaining Contractual Term, Outstanding	7 years 2 months 12 days	8 years 1 month 6 days	8 years 1 month 6 days
Weighted Average Remaining Contractual Term, Vested and expected to vest outstanding	7 years 2 months 12 days	8 years 1 month 6 days
Weighted Average Remaining Contractual Term, Exercisable	7 years 1 month 6 days	7 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding	$ 0	$ 0	$ 436
Aggregate Intrinsic Value ,Vested and expected to vest outstanding	0	0
Aggregate Intrinsic Value, Exercisable	$ 0	$ 0